Schedule of Additional Information for Options Granted by United Continental Holdings (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.10%
Risk-free interest rate, maximum	1.80%
Dividend yield	0.00%
Expected market price volatility of UAL common stock	75.00%
Weighted-average fair value	$ 11.52
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options (years)	1 month 6 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options (years)	6 years 3 months 18 days